Feb. 27, 2017

AMG FUNDS III

AMG Managers Special Equity Fund

AMG Managers Loomis Sayles Bond Fund

AMG Managers Global Income Opportunity Fund

Supplement dated February 27, 2017 to the

Prospectus, dated May 1, 2016, as supplemented July 28, 2016, August 26, 2016, September 30, 2016 and October 27, 2016, and Statement of Additional Information, dated May 1, 2016, as supplemented July 28, 2016, August 26, 2016 and September 30, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Managers Special Equity Fund, AMG Managers Loomis Sayles Bond Fund (formerly AMG Managers Bond Fund) and AMG Managers Global Income Opportunity Fund, each a series of AMG Funds III (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective immediately, Class S shares of each Fund are hereby renamed Class N shares, and all references to Class S shares of each Fund in the Prospectus and SAI are hereby superseded with references to Class N shares.

Also effective immediately, the Prospectus is hereby revised as follows:

The first paragraph of the section under “Summary of the Funds – AMG Managers Special Equity Fund” titled “Performance” is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective February 27, 2017, outstanding Class S shares of the Fund (formerly Service Class shares, which were renamed Class S shares on October 1, 2016 (formerly Managers Class shares, which were renamed Service Class shares on April 1, 2013)) were renamed Class N shares. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

The first paragraph of the section under “Summary of the Funds – AMG Managers Loomis Sayles Bond Fund” titled “Performance” is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective February 27, 2017, outstanding Class S shares of the Fund (formerly Service Class shares, which were renamed Class S shares on October 1, 2016 (formerly shares of the Fund’s sole share class, which were reclassified and redesignated as Service Class shares on April 1, 2013)) were renamed Class N shares. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

The first paragraph of the section under “Summary of the Funds – AMG Managers Global Income Opportunity Fund” titled “Performance” is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective February 27, 2017, outstanding Class S shares of the Fund (formerly shares of the Fund’s sole share class, which were reclassified and redesignated as Class S shares on October 1, 2016) were renamed Class N shares. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

AMG FUNDS III

AMG Managers Cadence Emerging Companies Fund

Supplement dated February 27, 2017 to the

Prospectus, dated October 1, 2016, as revised October 27, 2016 and supplemented January 3, 2017, and Statement of Additional Information, dated October 1, 2016, as supplemented January 3, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers Cadence Emerging Companies Fund, a series of AMG Funds III (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective immediately, Class S shares of the Fund are hereby renamed Class N shares, and all references to Class S shares of the Fund in the Prospectus and SAI are hereby superseded with references to Class N shares.

Also effective immediately, the Prospectus is hereby revised as follows:

The first paragraph of the section under “Summary of the Funds – AMG Managers Cadence Emerging Companies Fund” titled “Performance” is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index, the Russell Microcap® Growth Index. The Fund also compares its performance to a secondary benchmark, the Russell 2000® Growth Index. Effective February 27, 2017, outstanding Class S shares of the Fund (formerly Service Class shares, which were renamed Class S shares on October 1, 2016 (formerly Administrative Class shares of the Fund, which were renamed Service Class shares on October 1, 2013)) were renamed Class N shares of the Fund. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information for the Fund please visit www.amgfunds.com or call 800.835.3879.